Derivatives and hedging activities (Details) $ in Thousands, € in Millions, £ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2017 EUR (€)	Mar. 31, 2017 GBP (£)
Derivatives and hedging activities
Net gain/(loss) from foreign currency exchange contracts as gain/(loss)	$ 1,314	$ 261	$ 1,321
Forward contracts | Contract to buy
Notional amounts
Forward contract amount | £					£ 9.7
Purchase price of forward contract amount	12,300
Forward contracts | Contract to sell
Notional amounts
Forward contract amount | €				€ 30.4
Purchase price of forward contract amount	32,600
Foreign currency exchange contracts | Derivative liability
Changes in financial instruments
Balance at the beginning of the period	(2,476)
Revaluation Gain/(Loss)	3,440	(1,348)
(Received from)/paid to the bank (net)	108	(1,128)
Balance at the end of the period	1,072	(2,476)
Foreign currency exchange contracts | Fixing to Other income/expenses | Derivative liability
Changes in financial instruments
Balance at the beginning of the period	(97)
Revaluation Gain/(Loss)	544	1,031
(Received from)/paid to the bank (net)	248	(1,128)
Balance at the end of the period	695	(97)
Foreign currency exchange contracts | Revaluation to Other income/Expenses | Derivative liability
Changes in financial instruments
Balance at the beginning of the period	(770)
Revaluation Gain/(Loss)	770	(770)
Balance at the end of the period		(770)
Foreign currency exchange contracts | Fixing to Revenue | Derivative liability
Changes in financial instruments
Revaluation Gain/(Loss)	1,472
(Received from)/paid to the bank (net)	(1,105)
Balance at the end of the period	367
Foreign currency exchange contracts | Fixing to Cost of Sales | Derivative liability
Changes in financial instruments
Revaluation Gain/(Loss)	(965)
(Received from)/paid to the bank (net)	965
Foreign currency exchange contracts | Revaluation to Accumulated other comprehensive loss | Derivative liability
Changes in financial instruments
Balance at the beginning of the period	(1,609)
Revaluation Gain/(Loss)	1,619	(1,609)
Balance at the end of the period	10	$ (1,609)
Foreign currency exchange contracts | Level 2
Derivatives and hedging activities
Fair values of net derivative receivable	1,072
Notional amounts
Fair value of foreign currency derivative asset	1,367
Fair value of foreign currency derivative liability	$ 295